Trade Receivables	12 Months Ended
Dec. 31, 2023
Trade receivables current and non current [abstract]
Trade receivables
7.
Trade receivables

Trade receivables as of December 31, 2023, and December 31, 2022, are as follows:

				(Unit: USD)
	As of December 31, 2023		As of December 31, 2022
Classification	Current	Non-current	Current	Non-current
Trade receivables	6,625,671	—	697,999	—
Allowance for bad debts	(2,448,905)	—	—	—
Net Trade receivables	4,176,766	—	697,999	—

Korea continues to experience inflationary conditions, which, at times, has had a material impact on the global economy and specifically the construction industry, a sector where our main clients are located, throughout 2023. This economic environment has affected the Company’s financial position and performance, evidenced by various factors including, but not limited to, delayed, or cancelled contracts, inventory obsolescence, and challenges in the collection of existing receivables. Given the significant exposure to the construction industry and its challenges, the management decided to reassess the significant accounting estimates and assumptions applied in the preparation of the consolidated financial statements.

During 2022, the Company directly wrote off uncollectible receivables, resulting in no allowance for doubtful accounts being recorded. However, for current year, the Company has revised its approach by establishing an allowance for doubtful accounts based on historical bad debt rates.